Fee and commission income (Tables)	12 Months Ended
Dec. 31, 2020
Fee and commission income
Schedule of fees and commission income from contracts with customers broken down by main types of services according to the scope of IFRS 15

Fee and commission income from contracts with customers broken down by main types of services according to the scope of IFRS 15, are detailed as follows:

	December 31, 2020
		Documentary
		and standby
		letters of	Other
	Syndications	credit	Commissions, net	Total

Issuance and confirmation	—	8,090	1,400	9,490
Negotiation and acceptance	—	183	—	183
Amendment	—	688	—	688
Structuring	603	—	—	603
Other	—	39	(584)	(546)
	603	9,000	815	10,418

	December 31, 2019
		Documentary
		and standby
		letters of	Other
	Syndications	credit	Commissions, net	Total

Issuance and confirmation	—	8,381	1,312	9,693
Negotiation and acceptance	—	399	—	399
Amendment	—	632	(27)	605
Structuring	5,622	—	—	5,622
Others	—	94	(766)	(672)
	5,622	9,506	519	15,647

	December 31, 2018
		Documentary	Other
		and standby	Commissions,
	Syndications	letters of credit	net	Total

Issuance and confirmation	—	9,281	1,738	11,019
Negotiation and acceptance	—	379	—	379
Amendment	—	1,020	(151)	869
Structuring	4,950	—	—	4,950
Others	—	87	(119)	(32)
	4,950	10,767	1,468	17,185

Schedule of ordinary income that is expected to be recognized on the contracts in force

The following table provides information on the ordinary income that is expected to be recognized on the contracts in force:

December 31,
2020
Up to 1 year	1,917
From 1 to 2 years	361
More than 2 years	763
3,041